1933 Act File No. 33-37993
                                                   1940 Act File No. 811-6224

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                   ----------

     Pre-Effective Amendment No.                                   ______

     Post-Effective Amendment No. 16...............................X
                                  --                               -----------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

     Amendment No. 14..............................................X
                   --                                              ------

                                 NEWPOINT FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,

                           Federated Investors Tower,

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_X_ on January 29, 1999, pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP

2101 L. Street, N.W.
Washington, D.C.   20037


PROSPECTUS



Newpoint Equity Fund

A Portfolio of Newpoint Funds



Mutual fund shares are not bank deposits, federally insured, or guaranteed, and may lose value.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.




CONTENTS

Fund Goals, Strategies, and Risks                  1
Risk/Return Summary                                1
What are the Fund's Fees and Expenses?             2
What are the Fund's Investment Strategies?         3
What are the Principal Securities in which the
Fund Invests?                                      3
What are the Risks of Investing in the Fund?       3
What do Shares Cost?                               4
How is the Fund Sold?                              5
How to Purchase Shares                             5
How to Redeem Shares                               6
Purchases and Redemptions Through Exchanges        8
Account and Share Information                      8
Who Manages the Fund?                              9
Year 2000 Statement                               10
Financial Information                             10
Report of Independent Public Accountants          20
JANUARY 31, 1999





Fund Goals, Strategies, and Risks

WHAT IS THE FUND'S GOAL?

The Fund's goal (objective) is to achieve growth of capital and income.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The domestic equity securities of the Fund will consist primarily of common and preferred stocks of medium to large capitalization companies which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market. The companies will be selected by the Fund's investment adviser, FirstMerit Bank, N.A. (Adviser) based on traditional research and technical factors, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Other factors, such as product position or market share, will also be considered by the Adviser.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



As with all mutual funds, the Fund's investments are subject to risks that could cause their value to go down.



  The value of the stocks in the Fund's portfolio will go up and down, and therefore the value of your Fund shares will also change. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in the prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price could decline and you could lose money.


  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



Risk/Return Summary

Risk/Return Bar Chart and Table

[GRAPH APPEARS HERE]

The Fund's shares are sold subject to a sales charge which is not reflected in the bar chart. If the sales charge were reflected, the returns would be less than those shown.

Within the period shown in the Chart, the Fund's highest quarterly return was 22.68% (quarter ended 12/31/98). Its lowest quarterly return was (10.46%) (quarter ended 9/30/98).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Return through 12/31/98 after the sales charge.


Calendar Period                                Fund      S&P 500
1 Year                                         22.10%       28.58%
Start of Performance1                          21.87%       27.84%


1  The Fund's start of performance date was September 13, 1994.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

   The table shows the Fund's total returns averaged over a period of years relative to the S&P 500, a broad-based market index. The performance of the S&P 500 has not been adjusted to reflect sales charges, expenses, or other fees the SEC requires to be reflected in the Fund's performance.

What are the Fund's Fees and Expenses?

NEWPOINT EQUITY FUND

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



Shareholder Fees

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)..................................... 4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase............................................... None price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions).................................... None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)....................................................... None
Exchange Fee............................................................................................................. None

Annual Fund Operating Expenses (Before Waivers)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/........................................................................................................ 0.75%
Distribution (12b-1) Fee/3/.............................................................................................. 0.25%
Shareholder Services Fee/4/.............................................................................................. 0.25%
Other Expenses/5/........................................................................................................ 0.38%
Total Annual Fund Operating Expenses..................................................................................... 1.63%





1 Although not contractually obligated to do so, the adviser, distributor, and shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Fund would actually pay for the fiscal year ending November 30, 1999.






Waiver of Fund Expenses.................................................................................................. 0.55%
Total Actual Annual Fund Operating Expenses (after waivers).............................................................. 1.08%





2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) is expected to be 0.70% for the fiscal year ending November 30, 1999.

3 The Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1998. The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending November 30, 1999.

4 The Fund did not pay or accrue the shareholder services fee during the fiscal year ended November 30, 1998. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending November 30, 1999.

5 Other Expenses are based on expenses expected to be incurred for the fiscal year ending November 30, 1999. Other Expenses were 0.43% for the fiscal year ended November 30, 1998.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                         1 Year                 3 Years                            5 Years                              10 Years
                          $608                    $941                              $1,297                               $2,296





What are the Fund's Investment Strategies

The Fund's Adviser selects companies through careful investment analysis including, but not limited to, the following: the employment of disciplined value measures (such as price/earnings ratios and price/book ratios); credit research; review of issuers' dividend growth records; and consideration of market trends. We are looking for companies that have the following characteristics: a stable industry structure; an industry position of low cost provider or differentiation by product or service; proprietary products with high switching costs; high returns on capital; and management that has an incentive to increase returns on capital.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in U.S. and foreign short-term money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to forego greater investment returns for the safety of principal.

What are the Principal Securities in which the Fund Invests?

Under normal circumstances, the Fund pursues its goal by investing at least 65% of the value of its total assets in equity securities of U.S. companies.

EQUITY SECURITIES

Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. They are the fundamental unit of ownership of a company. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date.

What are the Risks of Investing in the Fund?

Stock Market Risks

 .  The value of equity securities in the Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stocks valuations. Consequently, the Fund's share price may decline.

 . The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks

 . Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Investing for Growth

 . Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, on an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

 . Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depends less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

 . Generally, the smaller market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stocks and the more volatile its price. Market capitalization is determined by multiply the number of its outstanding shares by the current market price per share.

 . Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

What do Shares Cost?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) and Federal Reserve wire system are open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE and Federal Reserve wire system are open.

 Fund shares are sold at NAV plus a sales charge, as follows:





Purchase Amount                   Sales Charge        Sales Charge
                                 as a Percentage    as a Percentage

                                    of Public            of NAV

                                 Offering Price

Less than $100,000                    4.50%               4.71%
$100,000 but less than                3.75%               3.90%
$250,000

$250,000 but less than                2.50%               2.56%
$500,000
$500,000 but less than                2.00%               2.04%
$750,000

$750,000 but less than                1.00%               1.01%
$1 million

$1 million or greater                 0.00%               0.00%


The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

  Keep in mind that financial intermediaries may charge you fees for their services in connection with your share transactions.

 The sales charge at purchase may be reduced or eliminated by:



 .  quantity purchases of shares;

 . combining concurrent purchases of shares by you, your spouse, and your children under age 21;

 . accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous share purchases still invested in the Fund);

 . signing a letter of intent to purchase at least $100,000 of Fund shares within 13 months (call the Fund for an application and more information); or

 .  reinvesting redemption proceeds within 60 days.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify FirstMerit Securities, Inc. or the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchases. More information on reducing or eliminating the sales charge is in the Fund's Statement of Additional Information.

How is the Fund Sold?



The Fund's Distributor, Federated Securities Corp., markets the shares described in this prospectus to institutions and individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and financial intermediaries for the sale, distribution and customer servicing of the Fund's shares. The Fund is not presently paying or accruing 12b-1 fees.



How to Purchase Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank placing an order to purchase shares of the Fund may open an account by calling FirstMerit Bank at 330-384-7300. Information needed to establish the account will be taken over the telephone by the FirstMerit trust representative. Fund shares may also be purchased by telephone by certain trust customers through procedures established with FirstMerit Bank and its affiliates. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed-upon minimum are invested automatically in the Fund.Purchase orders by trust customers of FirstMerit Bank must be received by 3:30 p.m. (Eastern time) in order to receive Fund shares at that day's public offering price.

THROUGH FIRSTMERIT SECURITIES, INC.

Individual investors and customers of FirstMerit Securities, Inc. may purchase shares by calling FirstMerit Securities, Inc. at 1-800-627-1289 by 3:00 p.m. (Eastern time) in order to receive Fund shares at that day's public offering price. An account application may be opened by completing a new account application form available from FirstMerit Securities. You may also receive an application by writing to FirstMerit Securities at: P.O. Box 8612, Boston, Massachusetts 02266-8612. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805. Payment may be made by a transfer from an Automated Clearing House (ACH) member institution, federal funds, or by sending a check.

By Automated Clearing House (ACH)



Once you have opened an account, you may purchase additional shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the account application.



By Mail

You may also purchase Fund shares by mailing a check and completed account application to FirstMerit Securities at P.O. Box 8612, Boston, Massachusetts 02266-8612. Purchases by check are considered received after the payment by check is converted into federal funds and is received by the Fund. You will receive Fund shares and dividends on the day the federal funds are received.

Through an Exchange

You may purchase shares through an exchange from Newpoint Government Money Market Fund. See "Purchases and Redemptions Through Exchanges" below for more information.

Systematic Investment Program

Shareholders who are individual investors and have opened an account may add to their investment on regular basis in an minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from your checking account or by transfer via ACH and invested in Fund shares. You may apply for this participation in this program through FirstMerit Securities.

How to Redeem Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank may redeem Fund shares by telephoning FirstMerit Bank at 330- 384-7300. You must call by 3:30 p.m. (Eastern time) in order to receive the redemption amount based on that day's NAV.

THROUGH FIRSTMERIT SECURITIES, INC.

By Phone

Individual investors and customers of FirstMerit Securities may redeem shares by calling FirstMerit Securities at 1-800-627-1289. You may redeem shares by telephone once you have completed the appropriate authorization form for telephone transactions. You must call by 3:00 p.m. (Eastern time) in order to receive the redemption amount based on that day's NAV.

By Mail

You may redeem shares by sending a written request to FirstMerit Securities. Call FirstMerit Securities for specific instructions before redeeming by mail. You will be asked to provide in the request your name, the Fund's name, your account number, and the share or dollar amount requested. Your redemption request will be processed on the day your request is received by the Fund in proper form.

PAYMENT OPTIONS



Your redemption proceeds will typically be mailed by check to your address of record. However, the following payment options are available if you complete the appropriate authorization form. These payment options require a signature guarantee if they were not established when the account was opened:

 .   an electronic transfer to your depository account at an ACH member institution  ; or

 .   wire payment to your account at a domestic commercial bank that is a Federal
    Reserve System member.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange shares in a minimum amount of $100 on a regular basis. To participate in this program, you must complete the appropriate form available from FirstMerit Securities. Your account value must have a value of at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered to be yield or income.


LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .   to allow your purchase payment to clear;
 .   during periods of market volatility; or

 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



SIGNATURE GUARANTEES
Signatures must be guaranteed if:

 .   your redemption is to be sent to an address other than the address of record;

 .   your redemption is to be sent to an address of record that was changed within the last thirty days; or

 .   a redemption is payable to someone other than the shareholder(s) of record.
 .   your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.



REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

  Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.



Purchases and Redemptions Through Exchanges

You may purchase or redeem Fund shares through an exchange with Newpoint Government Money Market Fund. Trust customers should call FirstMerit Bank and all other investors should call or write to FirstMerit Securities. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have a common owner. Your exchange request must be received by 3:30 p.m. (Eastern time) in order for shares to be exchanged based on that day's NAV.

  In addition, shares of the Fund may also be exchanged for certain other mutual funds distributed by Federated Securities Corp. that are not advised by FirstMerit Bank ("Federated Funds"). For further information on the availability of Federated Funds for exchanges or further information about the exchanges privilege, call FirstMerit Securities, Inc. at 1-800-627-1289. Both accounts must have a common owner.


To do this, you must:

 .   meet any minimum initial investment requirements; and
 .   receive a prospectus for the fund into which you wish to exchange.



An exchange is treated as a redemption and subsequent purchase, and is a taxable transaction. You may also be subject to a sales charge by the fund into which you are exchanging. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.



  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other funds.

ADDITIONAL CONDITIONS



Telephone Transactions



The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates
The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS



You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS



The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date.In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.



  If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.


TAX INFORMATION



The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

 Please consult your tax adviser regarding your federal, state, and local tax liability.



Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, FirstMerit Bank, N.A. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 121 South Main Street, Akron, Ohio 44308-1440.



ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to a maximum of 0.75% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary reimbursement of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

ADVISER'S BACKGROUND

FirstMerit Bank, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. (formerly known as "First Bancorporation of Ohio"). Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

  As of December 31, 1998, the Trust Division of FirstMerit Bank had approximately $4 billion in assets under administration, of which it had investment discretion over $2.5 billion. FirstMerit Bank has served as the Fund's investment adviser since the Fund's inception.



  As part of its regular banking operations, FirstMerit Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of FirstMerit Bank. The lending relationship will not be a factor in the selection of securities.


  The portfolio manager of the Fund is Wesley C. Meinerding, a Vice President and Trust Officer with FirstMerit Bank. Mr. Meinerding manages corporate and personal trust portfolios at FirstMerit Bank. Prior to joining the Adviser in December 1982, Mr. Meinerding managed trust and bank assets at First National Bank in Massillon, corporate and personal trusts at Harter Bank and Trust, and pension assets at Firestone Tire and Rubber Company. Mr. Meinerding has managed the Fund since the Fund's inception.

Year 2000 Statement

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problems, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights are intended to help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 2
0.


Year Ended November 30                               1998          1997          1996          1995        1994/1/
Net Asset Value, Beginning of Period              $ 17.69       $ 15.14       $ 12.69       $  9.78       $ 10.00
Income from Investment Operations:

Net investment income                                0.01          0.04          0.07          0.10          0.05
Net realized and unrealized gain (loss) on           2.97          3.19          2.61          2.91         (0.23)
 investments

 TOTAL FROM INVESTMENT OPERATIONS                    2.98          3.23          2.68          3.01         (0.18)
Less Distributions:
Distributions from net investment income            (0.01)        (0.04)        (0.07)        (0.10)        (0.04)
Distributions from net realized gain on             (0.95)        (0.64)        (0.16)
 investments

 TOTAL DISTRIBUTIONS                                (0.96)        (0.68)        (0.23)        (0.10)        (0.04)
Net Asset Value, End of Period                    $ 19.71       $ 17.69       $ 15.14       $ 12.69       $  9.78
Total Return2                                       18.09%        22.34%        21.38%        30.97%        (1.76   %)

Ratios to Average Net Assets:

Expenses                                             1.03%         1.11%         1.13%         1.48%         1.00     %3
Net investment income                                0.08%         0.24%         0.51%         0.88%         2.36     %3
Expense waiver/reimbursement4                        0.15%         0.15%         0.37%         0.52%         1.72     %3
Supplemental Data:

Net assets, end of period (000 omitted)           $58,321       $48,889       $42,858       $25,803       $11,614
Portfolio turnover                                     30%           44%           49%           35%            0%

1 Reflects operations for the period from September 13, 1994 (date of initial public investment) to November 30, 1994. For the period from August 30, 1994 (start of business) to September 12, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

   See Notes which are an integral part of the Financial Statements

Portfolio of Investments

NOVEMBER 30, 1998


Shares                                                                 Value

              COMMON STOCKS_95.5%
              Basic Industry_2.7%

   35,000     Monsanto Co.                                         $  1,585,937

              Capital Goods_4.1%

   26,200     General Electric Co.                                    2,371,100
              Capital Goods Technology_28.0%
   13,504     Boeing Co.                                                548,600
   36,600    1Cisco Systems, Inc.                                     2,758,725
   20,000     Compaq Computer Corp.                                     650,000
   22,500     Computer Associates International, Inc.                   995,625
   10,000     1Dell Computer Corp.                                       608,125
   15,000     Diebold, Inc.                                             515,625
   17,000     Intel Corp.                                             1,829,625
   24,000     Lucent Technologies, Inc.                               2,065,500
   21,000    1Microsoft Corp.                                         2,562,000
   18,400     Raytheon Co., Class B                                   1,018,900
   30,000    1Sun Microsystems, Inc.                                  2,221,875
   20,000     Telefonaktiebolaget LM Ericsson, Class B, ADR             552,500
              TOTAL                                                  16,327,100
              Consumer Cyclical_7.3%

   26,000     Home Depot, Inc.                                        1,293,500
   10,000     Limited, Inc.                                             289,375
   15,000     Nike, Inc., Class B                                       600,000
   10,000     Sherwin-Williams Co.                                      283,750
   24,000     Wal-Mart Stores, Inc.                                   1,807,500
              TOTAL                                                   4,274,125
              Consumer Services_1.8%

   12,000     Disney (Walt) Co.                                         386,250
   10,000     McDonald's Corp.                                          700,625
              TOTAL                                                   1,086,875
              Consumer Staples_7.4%

   16,000     Gillette Co.                                              735,000
   20,000     PepsiCo, Inc.                                             773,750
   20,000     Procter & Gamble Co.                                 $  1,752,500
   20,000    1Safeway, Inc.                                           1,056,250
              TOTAL                                                   4,317,500
              Drugs & Healthcare_20.6%

   10,000    1Amgen, Inc.                                               752,500
   26,000    1Boston Scientific Corp.                                 1,287,000
   10,000    1Forest Labratories, Inc., Class A                         466,250
   10,000     Lilly (Eli) & Co.                                         896,875
   22,000     Medtronic, Inc.                                         1,489,125
   20,000     Pfizer, Inc.                                            2,232,500
   31,500    1Thermo Cardiosystems, Inc.                                366,188
   60,000     Warner-Lambert Co.                                      4,530,000
              TOTAL                                                  12,020,438
              Energy_5.3%

   16,800     Exxon Corp.                                             1,261,050
   15,000     Halliburton Co.                                           440,625
   15,000     Royal Dutch Petroleum Co., ADR                            705,000
   15,000     Schlumberger Ltd.                                         670,313
              TOTAL                                                   3,076,988
              Finance - Insurance, Banking & Other_14.5%
   20,000     Allstate Corp.                                            815,000
   16,875     American International Group, Inc.                      1,586,250
   14,000     BankAmerica Corp.                                         912,625
   10,000     Chase Manhattan Corp.                                     634,375
   16,000     Citigroup, Inc.                                           803,000
   38,331     Healthcare Realty Trust, Inc.                             881,613
   20,000     National Golf Properties, Inc.                            577,500
   15,000     Progressive Corp., OH                                   2,225,625
              TOTAL                                                   8,435,988
              Transportation_1.8%

   16,000  1  FDX Corp.                                               1,038,000
              Utilities_2.0%
   20,000  1  MCI Worldcom, Inc.                                      1,180,000
              TOTAL COMMON STOCKS (IDENTIFIED COST $32,974,518)      55,714,051
              MUTUAL FUND SHARES_4.5%

1,667,382     SSGA U.S. Government Money Market Fund, Series A     $  1,667,382
  940,280     Seven Seas Money Market Fund                              940,280
              TOTAL MUTUAL FUND SHARES (AT AMORTIZED COST)            2,607,662
              TOTAL INVESTMENTS (IDENTIFIED COST $35,582,180)2     $ 58,321,713


1  Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $35,582,180. The net unrealized appreciation of investments on a federal tax basis amounts to $22,739,53 which is comprised of $23,912,073 appreciation and $1,172,540 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($58,320,657) at November 30, 1998.

The following acronym is used throughout this portfolio:

ADR       American Depositary Receipt

See Notes which are an integral part of the Financial Statement

Statement of Assets and Liabilities

NOVEMBER 30, 1998


Assets:
Total investments in securities, at value (identified and tax cost $35,582,180)                            $       58,321,713
Income receivable                                                                                                      49,453
Receivable for shares sold                                                                                                360
Deferred organizational costs                                                                                           7,612
 TOTAL ASSETS                                                                                                      58,379,138
Liabilities:
Income distribution payable                                                                     $  8,595
Payable to Bank                                                                                       68
Accrued expenses                                                                                  49,818
 TOTAL LIABILITIES                                                                                                     58,481
Net Assets for 2,959,607 shares outstanding                                                                        58,320,657

Net Assets Consist of:

Paid in capital                                                                                            $       33,652,645
Net unrealized appreciation of investments                                                                         22,739,533
Accumulated net realized gain on investments                                                                        1,916,100
Undistributed net investment income                                                                                    12,379
 TOTAL NET ASSETS                                                                                         $        58,320,657
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($58,320,657 / 2,959,607 shares outstanding)                                                 $19.71
Offering Price Per Share (100/95.50 of $19.71)1                                                                        $20.64

1  See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1998


Investment Income:
Dividends (net of foreign taxes withheld)                                                                      $   482,813
Interest                                                                                                           113,849
Total income                                                                                                       596,662
Expenses:

Investment advisory fee                                                                        $  401,923
Administrative personnel and services fee                                                         100,000
Custodian fees                                                                                      4,148
Transfer and dividend disbursing agent fees and expenses                                           32,397
Directors'/Trustees' fees                                                                           7,488
Auditing fees                                                                                      12,952
Legal fees                                                                                          2,002
Portfolio accounting fees                                                                          41,267
Share registration costs                                                                           13,707
Printing and postage                                                                                9,158
Insurance premiums                                                                                  2,732
Miscellaneous                                                                                       5,706
 TOTAL EXPENSES                                                                                   633,480
Waiver:
Waiver of investment advisory fee                                                                 (80,385)
Net expenses                                                                                                       553,095
Net investment income                                                                                               43,567
Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments                                                                                 1,916,090
Net change in unrealized appreciation of investments                                                             6,992,741
Net realized and unrealized gain on investments                                                                  8,908,831
Change in net assets resulting from operations                                                                 $ 8,952,398

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


Year Ended November 30                                                                        1998                1997
Increase (Decrease) in Net Assets:
Operations:

Net investment income                                                                   $      43,567       $     108,704
Net realized gain (loss) on investments ($1,916,090 and $2,622,915, respectively, as        1,916,090           2,622,915
 computed for federal tax purposes)

Net change in unrealized appreciation                                                       6,992,741           6,465,113
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                             8,952,398           9,196,732
Distributions to Shareholders:

Distributions from net investment income                                                      (40,878)           (104,440)
Distributions from net realized gains                                                      (2,622,798)         (1,800,823)
 CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                         (2,663,676)         (1,905,263)
Share Transactions:
Proceeds from sale of shares                                                                3,758,666           4,917,490
Net asset value of shares issued to shareholders in payment of distributions declared       2,625,273           1,806,165
Cost of shares redeemed                                                                    (3,241,375)         (7,983,572)
Change in net assets resulting from share transactions                                      3,142,564          (1,259,917)
Change in net assets                                                                        9,431,286           6,031,552
Net Assets:

Beginning of period                                                                        48,889,371          42,857,819
End of period (including undistributed net investment income of $12,379 and $9,690,    $   58,320,657      $   48,889,371
 respectively)


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1998

ORGANIZATION

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Newpoint Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio is presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve growth of capital and income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Investment Income, Expenses

and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

 Transactions in shares were as follows:


Year Ended November 30                                                                                    1998               1997
Shares sold                                                                                              209,947            315,103
Shares issued to shareholders in payment of distributions declared                                       163,745            125,636
Shares redeemed                                                                                         (177,349)          (509,143)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                            196,343            (68,404)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

FirstMerit Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of- pocket expenses.

Organizational Expenses

Organizational expenses of $35,000 were borne initially by FAS. The Fund has reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1998, were as follows:



Purchases                                          $15,173,159
Sales                                              $16,258,300


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF NEWPOINT FUNDS.

(NEWPOINT GOVERNMENT MONEY MARKET FUND AND NEWPOINT EQUITY FUND):

We have audited the accompanying statement of assets and liabilities of Newpoint Equity Fund, (an investment portfolio of Newpoint Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the periods then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the financial position of Newpoint Equity Fund, an investment portfolio of Newpoint Funds, as of November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Boston, Massachusetts
January 15, 1999

[Newpoint Logo]

Newpoint Equity Fund

A Portfolio of Newpoint Funds

JANUARY 31, 1999

A Statement of Additional Information (SAI) dated January 31,1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, annual and semi- annual report, and other information without charge call FirstMerit Securities, Inc. or the Fund at 1-800-627-1289.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Newpoint Equity Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400

www.federatedinvestors.com

--------------------------

Federated Securities., Distributor

Investment Company Act File No. 811-6224

Cusip 651722209

G00580-0X (1/99)

[Recycled Logo]



                                   APPENDIX A

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Newpoint Equity Fund (the "Fund") as of the calendar year-end for each of four years.

     The `y' axis reflects the "Total Return" beginning with 0.00% and increasing in increments of 5.00% up to 35.00%.

     The `x' axis represents calculations for the last four calendar years of the Fund beginning with the earliest year. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for the Fund, which appear directly above each respective bar, for the calendar years 1995 through 1998, are 31.76%, 16.66%, 25.10%, and 27.86%, respectively.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's average annual total return as of the most recent calendar quarter ended December 31, 1998, after the sales charge, was 22.10%.

     Within the period shown in the Chart, the Fund's highest quarterly return was 22.68% (quarter ended December 31, 1998). Its lowest quarterly return was -10.46%% (quarter ended September 30, 1998).

     Average Annual Total Return for the Fund Compared to the S&P 500 for the calendar period ending December 31, 1998.

CALENDAR PERIOD       FUND                  S&P 500
1 Year                22.10%        28.58%

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of one year relative to the S&P 500 Index, a broad-based market index. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

                                   APPENDIX B

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Newpoint Government Money Market Fund (the "Fund") as of the calendar year-end for each of seven years.

     The `y' axis reflects the " Total Return" beginning with 0.00% and increasing in increments of 1.00% up to 6.00%.

     The `x' axis represents calculations for the last seven calendar years of the Fund beginning with the earliest year. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for the Fund, which appear directly above each respective bar, for the calendar years 1992 through 1998, are 3.10%, 2.45%, 3.46%, 5.28%, 4.79%, 4.96%, and 4.87%,
respectively.

     The Fund's shares are not sold subject to a sales charge (load). Hence the total returns displayed are based upon the net asset value.

     The Fund's average annual total return as of the most recent calendar quarter ended December 31, 1998, was 4.87%.

     Within the period shown in the Chart, the Fund's highest quarterly return was 1.33% (quarter ended June 30, 1995). Its lowest quarterly return was 0.60% (quarter ended December 21, 1993).

The Fund's 7-DAY NET YIELD as of 12/31/98 was 4.41%.

     The following table represents the Fund's Average Annual Totl Return through 12/31/98

CALENDAR PERIOD       FUND
1 Year                4.87%
5 Years               4.67%
Start of Performance* 4.28%

*The Fund's start of performance date was March 11, 1991.

     Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-627-1289.

     Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Newpoint Equity

Management Discussion and Analysis

The stock market ultimately had a very strong year in 1998 despite market volatility in the third quarter, up 28.59% as measured by the Standard & Poor's 500 Index. This is the fourth year in a row that it has been stronger than expected. In fact, as noted last year the stock market usually declines after two years in a row of 20% gains and the chances of a fourth year of oversized gains was very small. 1998 beat the odds. As we close 1998, we continue to feel optimistic about the stock market prospects for 1999, but realistically only expect a normal return of 8 to 9%.

We continue to feel that the three driving forces of our bull market: globalization of business, the revolution on information technology, and favorable demographics are still intact and robust. These dominant themes lead us to overweight technology, drug and healthcare, and financial services. During 1998 we reduced our weighting in capital goods and oil and oil service while increasing our weight in retail.

We feel the Fund's present focus on the above noted themes should provide the best chances of capital appreciation in what should be a challenging year for stocks.

Newpoint Equity Fund

5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor               [NEWPOINT LOGO]

Newpoint Equity Fund

Growth of $10,000 Invested in Newpoint Equity Fund

The graph below illustrates the hypothetical investment of $10,000 in the Newpoint Equity Fund (the "Fund") from September 13, 1994 (start of performance) to November 30, 1998 compared to the Standard & Poor's 500 Index ("S&P 500")+ and the Lipper Growth & Income Fund Average ("LGIFA")++.

[GRAPH APPEARS HERE]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated January 31, 1999, and, together with financial statements contained therein, constitutes the Fund's annual report.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge =$9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P and the LGIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

** Total return quoted reflects all applicable sales charges.

+ The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

++ The Lipper Growth & Income Fund Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each Fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

[RECYCLED PAPER LOGO]

     The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Newpoint Equity Fund., based on a 4.50% sales load is represented by a solid line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a dotted line and the Lipper Growth and Income Funds Average (the "LGIFA") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in Newpoint Equity Fund, the S&P 500 and the LGIFA. The "x" axis reflects computation periods from 9/13/94 to 11/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Newpoint Equity Fund, based on a 4.50% sales load, as compared to the S&P 500 and the LGIFA. The ending values were $$21,547, $26,754, and $21,548, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the one-year period ended 11/30/98 and the Fund's start of performance (9/13/94) to 11/30/98. The total returns were 12.80% and 19.97%, respectively.

     STATEMENT OF ADDITIONAL INFORMATION JANUARY 31, 1999




     NEWPOINT EQUITY FUND
     (A PORTFOLIO OF NEWPOINT FUNDS)

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Newpoint Equity Fund dated January 31, 1999. Obtain the prospectus without charge by calling
1-800-627-1289.

                                            CONTENTS

 How is the Fund Organized?                        1
 Securities in Which the Fund Invests                     1
 What do Shares Cost?                       11
 How is the Fund Sold?                      12
 How To Buy Shares                                 12
 Massachusetts Partnership Law                     13
 Account and Share Information                     13
 Tax Information                                   13
 Who Manages and Provides Services to the Fund?           15
 How Does the Fund Measure Performance?            19
 Addresses




     Federated Securities Corp., Distributor, subsidiary of Federated Investors

     CUSIP 651722209

     G00580-02 (1/99)

HOW IS THE FUND ORGANIZED?


     The Fund is a diversified portfolio of Newpoint Funds (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on November 12, 1990. The Trust changed its name from "Portage Funds" to "Newpoint Funds" on January 31, 1995. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

SECURITIES IN WHICH THE FUND INVESTS


Following is a table that indicates which types of securities and investment techniques are a:
o       P = PRINCIPAL investment of the Fund; (shaded in chart)
o       A = ACCEPTABLE (but not principal) investment of the Fund

-------------------------------------- -----------

-------------------------------------- -----------
--------------------------------------- ----------
BANK INSTRUMENTS                        A

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BORROWING                               A

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COMMON STOCK                            P

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--------------------------------------- ----------
CONVERTIBLE SECURITIES                  A

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DEBT OBLIGATIONS                        A

--------------------------------------- ----------
--------------------------------------- ----------
DEPOSITARY RECEIPTS                     A

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FOREIGN SECURITIES                      A

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FUTURES AND OPTIONS TRANSACTIONS        A

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ILLIQUID AND RESTRICTED SECURITIES      A

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LENDING OF PORTFOLIO SECURITIES         A

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PREFERRED STOCKS                        P

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PRIME COMMERCIAL PAPER                  A

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REPURCHASE AGREEMENTS                   A

--------------------------------------- ----------
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REVERSE REPURCHASE AGREEMENTS           A

--------------------------------------- ----------
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SECURITIES OF OTHER INVESTMENT          A
COMPANIES

--------------------------------------- ----------
--------------------------------------- ----------
U.S. GOVERNMENT SECURITIES              A

--------------------------------------- ----------
--------------------------------------- ----------
WARRANTS                                A

--------------------------------------- ----------
--------------------------------------- ----------
WHEN-ISSUED AND DELAYED DELIVERY        A
TRANSACTIONS

--------------------------------------- ----------
--------------------------------------- ----------
ZERO COUPON SECURITIES                  A

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SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

     BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

     CONVERTIBLE SECURITIES are fixed income securities that the Fund has the option to exchange for equity securities at a specified CONVERSION PRICE. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

     DEBT OBLIGATIONS pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's YIELD measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

     The following describes the types of fixed income securities in which the Fund may invest.

     AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by Non-U.S. branches of U.S. or foreign banks are commonly referred to as EURODOLLAR instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as YANKEE instruments.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

     CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

     TREASURY SECURITIES are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

     ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

     There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

     DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involve many of the same risks of investing directly in foreign securities.

     FOREIGN SECURITIES. The international equity securities in which the Fund may invest include international stocks traded domestically or abroad through various stock exchanges, ADRs, and International Depositary Receipts ("IDRs"). The international fixed income securities will include ADRs, IDRs, and government securities of other nations.

     Investing in foreign securities carries substantial risks in addition to those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Other differences between investing in foreign and U.S. companies include:

        o less publicly available information about foreign companies;

        o the lack of uniform financial accounting standards applicable to foreign companies;

        o less readily available market quotations on foreign companies;

        o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

        o generally lower foreign stock market volume;

        o the likelihood that foreign securities may be less liquid or more volatile;

        o generally higher foreign brokerage commissions;

        o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

        o unreliable mail service between countries; and

        o political or financial changes which adversely affect investments in some countries.

     FUTURES AND OPTIONS TRANSACTIONS. As a means of reducing fluctuations in its net asset value, the Fund may, but is not required to, buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. The Fund may also, but is not required to, write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

     FUTURES CONTRACTS. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat, or corn) or a financial asset (such as a security). The Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

     The Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

     MARGIN IN FUTURES TRANSACTIONS. Since the Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

     As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. The Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     The Fund may also write (sell) listed put options on financial futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

     In order to avoid the exercise of an option sold by it, generally the Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

     CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may write (sell) listed and over-the-counter call options on financial futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

     The Fund may buy a listed call option on a financial futures contract to hedge against decreases in market interest rates or increases in stock price. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

     LIMITATION ON OPEN FUTURES POSITIONS. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     PURCHASING PUT AND CALL OPTIONS ON SECURITIES. The Fund may purchase put options on portfolio securities to protect against price movements in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

     WRITING COVERED CALL AND PUT OPTIONS ON SECURITIES. The Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

     STOCK INDEX OPTIONS. The Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     OVER-THE-COUNTER OPTIONS. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund's portfolio securities or securities indices are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by Adviser.

     RISKS. If the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund could lose money on the futures contract or option.

     If a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

     ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are those that cannot readily be sold within seven days. Restricted securities are securities that have restrictions with respect to their resale. Generally, the restrictions are on whom or to what type of entity they can be sold. Often, issuers of securities may not want to register them with the SEC, so they will sell them to a specific class of investors under Rule 144A or Regulation D of the Securities Act of 1933. Purchasers of these "private placements" must be institutional investors (mutual funds, insurance companies, etc.), and there may be minimum purchase amounts. The reason 144A securities may be "illiquid" is that a fund that purchases them cannot just sell them on the open market - they must find another qualified institutional buyer to purchase the security under Rule 144A.

     However, not all restricted securities are "illiquid". The SEC permits a fund's board to make a determination that certain 144A securities or Section 4(2) paper issues are liquid. Conversely, not all illiquid securities are restricted.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

     LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

     Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

     TEMPORARY INVESTMENTS. There may be times when market conditions warrant a defensive position. During these market conditions the Fund may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, and securities of other investment companies. The Fund's temporary investments must be of comparable quality to its primary investments.

     WARRANTS give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

INVESTMENT LIMITATIONS

     SELLING SHORT AND BUYING ON MARGIN. The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     ISSUING SENIOR SECURITIES AND BORROWING MONEY. The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

     PLEDGING ASSETS. The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the pledge. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets:
(a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and
(b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

     DIVERSIFICATION OF INVESTMENTS. With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

     UNDERWRITING. The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     INVESTING IN REAL ESTATE. The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     INVESTING IN COMMODITIES. The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

     LENDING CASH OR SECURITIES. The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

     CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

     INVESTING IN ILLIQUID SECURITIES. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.

     PURCHASING SECURITIES TO EXERCISE CONTROL. The Fund will not purchase securities of a company for the purpose of exercising control or management.

     INVESTING IN OPTIONS. The Fund will not purchase put or call options on securities or futures contracts if more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions.

     WRITING COVERED CALL OPTIONS. The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year.

     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Trustees; and

     o for all other securities, at fair value as determined in good faith by the Trustees.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

     TRADING IN FOREIGN SECURITIES. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?


     The Fund's NAV per share fluctuates and is based on the market value of all securities and other assets of the Fund.

     REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE. You can reduce or eliminate the applicable front-end sales charge, as follows.

     QUANTITY DISCOUNTS. Larger purchases reduce the sales charge you pay. You can combine purchases of shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

     ACCUMULATED PURCHASES. If you make an additional purchase of shares, you can count previous share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

     LETTER OF INTENT. You can sign a Letter of Intent committing to purchase at least $100,000 of shares within a 13-month period in order to combine such purchases in calculating the sales charge. The Fund's custodian will hold shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the shares in escrow. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the shares held in escrow to pay the sales charges that were not applicable to your purchases. REINVESTMENT PRIVILEGE. You may reinvest, within 60 days, your share redemption proceeds at the next determined NAV, without any sales charge.

     PURCHASES AT NET ASSET VALUE. Shareholders who are trust customers of FirstMerit Bank and its subsidiaries are exempt from the sales charge. The following persons may also purchase shares of the Fund at net asset value, without a sales charge: private banking clients of FirstMerit Bank and affiliates of FirstMerit Corp., employees and retired employees of FirstMerit Bank, FirstMerit Corp., Federated Securities Corp., or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. Additionally, no sales charge is imposed for shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services.

HOW IS THE FUND SOLD?


     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary.

SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

RULE 12B-1 PLAN

     As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 1999.

SUPPLEMENTAL PAYMENTS

     Investment professional may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

HOW TO BUY SHARES


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

MASSACHUSETTS PARTNERSHIP LAW


     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

     In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

     As of January 4, 1999, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding shares: SEI Trust Company, Oaks, Pennsylvania, owned approximately 2, 928,261.72 (96.69%) shares.

     Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

     As of January 4, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolio will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from the Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and the total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of two funds.

     An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



------------------------------                                                                AGGREGATE
NAME                                                                                          COMPENSATION
BIRTHDATE                         PRINCIPAL OCCUPATIONS                                       FROM [TRUST/
ADDRESS                           FOR PAST 5 YEARS                                            CORPORATION]
POSITION WITH TRUST
JOHN F. DONAHUE*+                 Chief Executive Officer and Director or Trustee of the                   $0
Birthdate: July 28, 1924          Federated Fund Complex; Chairman and Director,
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,
1001 Liberty Avenue               Federated Advisers, Federated Management, and
Pittsburgh, PA                    Federated Research; Chairman and Director, Federated
CHAIRMAN AND TRUSTEE              Research Corp., and Federated Global Research Corp.;
                                  Chairman, Passport Research, Ltd.

-------------------------------
                                                                                                      $546.29

THOMAS G. BIGLEY                  Director or Trustee of the Federated Fund Complex;

Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;
TRUSTEE                           Director, Member of Executive Committee, University of

                                  Pittsburgh.

-------------------------------

JOHN T. CONROY, JR.               Director or Trustee of the Federated Fund Complex;                  $601.04
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate
Realtors                          ventures in Southwest Florida; formerly: President,
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.

TRUSTEE

-------------------------------

-------------------------------
WILLIAM J. COPELAND               Director or Trustee of the Federated Fund Complex;                  $601.04
Birthdate: July 4, 1918           Director and Member of the Executive Committee,
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;
TRUSTEE                           Director, Ryan Homes, Inc. Retired: Director, United
                                  Refinery; Director, Forbes Fund; Chairman, Pittsburgh
                                  Foundation; Chairman, Pittsburgh Civic Light Opera.

-------------------------------

JAMES E. DOWD, ESQ.               Director or Trustee of the Federated Fund Complex;                  $601.04
Birthdate: May 18, 1922           Attorney-at-law; Director, The Emerging Germany Fund,
571 Hayward Mill Road             Inc. Retired: President, Boston Stock Exchange, Inc.;
Concord, MA                       Regional Administrator, United States Securities and
TRUSTEE                           Exchange Commission.

-------------------------------

LAWRENCE D. ELLIS, M.D.*          Director or Trustee of the Federated Fund Complex;                  $546.29
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and
Pittsburgh, PA                    Internist, Presbyterian and Montefiore Hospitals;
TRUSTEE                           Member, National Board of Trustees, Leukemia Society
                                  of America.

-------------------------------

EDWARD L. FLAHERTY, JR., ESQ.     Director or Trustee of the Federated Fund Complex;                  $601.04
#                                 Attorney, of Counsel, Miller, Ament, Henny & Kochuba;
Birthdate: June 18, 1924          Director, Eat'N Park Restaurants, Inc.; formerly:
Miller, Ament, Henny & Kochuba    Counsel, Horizon Financial, F.A., Western Region;
205 Ross Street                   Partner, Meyer and Flaherty.
Pittsburgh, PA

TRUSTEE

-------------------------------

PETER E. MADDEN                   Director or Trustee of the Federated Fund Complex;                  $546.29
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of
One Royal Palm Way                Massachusetts General Court; President, State Street
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.

Palm Beach, FL

TRUSTEE                           Retired: Director, VISA USA and VISA International;
                                  Chairman and Director, Massachusetts Bankers
                                  Association; Director, Depository Trust Corporation.

-------------------------------
                                                                                                      $546.29

JOHN E. MURRAY, JR., J.D.,        Director or Trustee of the Federated Fund Complex;
S.J.D.                            President, Law Professor, Duquesne University;
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.
President, Duquesne University
Pittsburgh, PA                    Retired: Dean and Professor of Law, University of
TRUSTEE                           Pittsburgh School of Law; Dean and Professor of Law,

                                  Villanova University School of Law.

-------------------------------

WESLEY W. POSVAR                  Director or Trustee of the Federated Fund Complex;                  $546.29
Birthdate: September 14, 1925     President, World Society of Ekistics, Athens;
1202 Cathedral of Learning        Professor, International Politics; Management
University of Pittsburgh          Consultant; Trustee, Carnegie Endowment for
Pittsburgh, PA                    International Peace, RAND Corporation, Online Computer
TRUSTEE                           Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board and Czech

                                  Management Center, Prague.

                                  Retired: Professor, United States Military Academy;
                                  Professor, United States Air Force Academy.

-------------------------------
MARJORIE P. SMUTS                 Director or Trustee of the Federated Fund Complex;                  $546.29
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.
4905 Bayard Street                Retired: National Spokesperson, Aluminum Company of
Pittsburgh, PA                    America; business owner.

TRUSTEE

-------------------------------

-------------------------------
J. CHRISTOPHER DONAHUE+*          President or Executive Vice President of the Federated                   $0
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds
Federated Investors Tower         in the Federated Fund Complex; President and Director,
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,
Pittsburgh, PA                    Federated Advisers, Federated Management, and
EXECUTIVE VICE PRESIDENT AND      Federated Research; President and Director, Federated
TRUSTEE                           Research Corp. and Federated Global Research Corp.;
                                  President, Passport Research, Ltd.; Trustee, Federated
                                  Shareholder Services Company; Director, Federated

                                  Services Company.

-------------------------------





EDWARD C. GONZALES*               Trustee or Director of some of the Funds in the                          $0
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice
Federated Investors Tower         President and Treasurer of some of the Funds in the
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,
PRESIDENT, TREASURER AND          Federated Management, Federated Research, Federated
TRUSTEE                           Research Corp., Federated Global Research Corp. and
                                  Passport Research, Ltd.; Executive Vice President and
                                  Director, Federated Securities Corp.; Trustee,
                                  Federated Shareholder Services Company.

-------------------------------

JOHN W. MCGONIGLE                 Executive Vice President and Secretary of the                            $0
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management, and
Pittsburgh, PA                    Federated Research; Director, Federated Research Corp.
EXECUTIVE VICE PRESIDENT          and Federated Global Research Corp.; Director,
                                  Federated Services Company; Director, Federated
                                  Securities Corp.

-------------------------------

-------------------------------
RICHARD B. FISHER*                President or Vice President of some of the Funds in                      $0
Birthdate: May 17, 1923           the Federated Fund Complex; Director or Trustee of
Federated Investors Tower         some of the Funds in the Federated Fund Complex;
1001 Liberty Avenue               Executive Vice President, Federated Investors, Inc.;
Pittsburgh, PA                    Chairman and Director, Federated Securities Corp.
TRUSTEE

-------------------------------

C. CHRISTINE THOMSON              Vice President and Assistant Treasurer of some of the                    $0
Birthdate: September 1, 1957      Federated funds.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA

VICE PRESIDENT AND ASSISTANT

TREASURER

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

     The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

     RESEARCH SERVICES. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE  AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED

FEE                     --------FUNDS

0.150 of 1%                     on the first $250 million
-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------

     The administrative fee received during any fiscal year shall be at least $100,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES
-------------------------------              11/30/98            11/30/97             11/30/96
FOR THE YEARS ENDED:

Advisory Fee Earned                          $401,923            $345,408             $237,775
--------------------------------
Advisory Fee Reduction                        $80,385             $60,082             $117,537
--------------------------------
Brokerage Commissions                         $29,032             $44,778              $58,348
--------------------------------
Administrative Fee                           $100,000            $100,000             $100,045
--------------------------------
12b-1 Fee                                         N/A                 N/A                  N/A

--------------------------------
Shareholder Services Fee                          N/A
                                                                  N/A                N/A

--------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The Funds' performance depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Fund performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

     Total returns given for the one-year and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

                        30 -DAY PERIOD   1 YEAR   SINCE INCEPTION ON
                                                  SEPTEMBER 13, 1994
Total Return           0.83%             12.80%             19.97%
Yield                  0.07%             N/A                N/A

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

     The yield of shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     LIPPER ANALYTICAL SERVICES, INC. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

     MORNINGSTAR, INC. An independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

ADDRESSES


NEWPOINT EQUITY FUND

                                         Federated Investors Funds
                                         5800 Corporate Drive
                                         Pittsburgh, Pennsylvania 15237-7010


Administrator

FEDERATED ADMINISTRATIVE SERVICES        Federated Investors Tower
                                         1001 Liberty Avenue,
                                         Pittsburgh, Pennsylvania 15222-3779


Distributor

FEDERATED SECURITIES CORP.               Federated Investors Tower
                                         1001 Liberty Avenue,
                                         Pittsburgh, Pennsylvania 15222-3779


Investment Adviser

FIRSTMERIT BANK, N.A.                    121 South Main Street
                                         Akron, Ohio 44208-1440


Custodian

STATE STREET BANK AND TRUST COMPANY      P.O. Box 8600
                                         Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
FEDERATED SHAREHOLDER SERVICES COMPANY         P.O. Box 8600

                                               Boston, Massachusetts 02266-8600

Independent Public Accountants

ARTHUR ANDERSEN LLP                            2100 One PPG Place
                                               Pittsburgh, Pennsylvania 15222












PROSPECTUS

Newpoint Government
Money Market Fund

A Portfolio of Newpoint Funds

Mutual fund shares are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



CONTENTS

Fund Goals, Strategies, and Risks                         1
What are the Specific Risks of Investing in the Fund?     1
Risk/Return Summary                                       2
What are the Fund's Fees and Expenses?                    3
What do Shares Cost?                                      4
How is the Fund Sold?                                     4
How to Purchase Shares                                    4
How to Redeem Shares                                      5
Purchases and Redemptions Through Exchanges               6
Account and Share Information                             7
Who Manages the Fund?                                     8
Year 2000 Statement                                       8
Financial Information                                     9
Report of Independent Public Accountants                 17


JANUARY 31, 1999

Fund Goals, Strategies, and Risks

WHAT IS THE FUND'S GOAL?

The Fund is a money market fund which seeks to provide stability of principal and current income consistent with stability of principal by investing in short-term U.S. government securities.

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing in U.S. government securities with remaining maturities of 13 months or less which are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. In selecting securities for the Fund, the Adviser considers general economic trends and analyzes overall market conditions. The Adviser considers the current short-term yield curve along with the spread between government agencies and Treasuries.

WHAT TYPES OF U.S. GOVERNMENT SECURITIES DOES THE FUND PURCHASE?

U.S. government securities are securities issued by the U.S. government or its agencies. Treasury securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risks.

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support though federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

What are the Specific Risks of Investing in the Fund?

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of FirstMerit Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prices of fixed income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize these risks by purchasing short-term securities. However, these risks may adversely affect the Fund's total return or yield.

Risk/Return Summary

Risk/Return Bar Chart and Table

                             [GRAPH APPEARS HERE]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's shares are not sold subject to a sales charge (load).

Within the period shown in the Chart, the Fund's highest quarterly return was 1.33% (quarter ended 6/30/95). Its lowest quarterly return was 0.60% (quarter ended 12/31/93).

The Fund's Seven-Day Net Yield as of 12/31/98 was 4.41%.

Average Annual Total Return through 12/31/98.




Calendar Period                                              Fund
1 Year                                                        4.87%
5 Year                                                        4.67%
Start of Performance1                                         4.28%




1  The Fund's performance date was March 11, 1991.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

NEWPOINT GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.




Shareholder Fees

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                           None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)      None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                             None
Exchange Fee                                                                                                                   None
Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                                0.50%
Distribution (12b-1) Fee                                                                                                        None
Shareholder Services Fee                                                                                                        None
Other Expenses                                                                                                                 0.30%
Total Annual Fund Operating Expenses                                                                                           0.80%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.



   Waiver of Fund Expenses                                                                                                     0.20%
   Total Actual Annual Fund Operating Expenses (after waivers)                                                                 0.60%



2 The adviser voluntary waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.30% for the fiscal year ended November 30, 1998.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



      1 Year    3 Years    5 Years    10 Years

       $82        $255       $444       $990


What do Shares Cost?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) and Federal Reserve wire system are open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

  The Fund attempts to stabilize the net asset value (NAV) of its shares at $1.00 per share. The public offering price is the NAV. NAV is determined at 12:00 noon (Eastern time), 3:00 p.m. (Eastern time), and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE and Federal Reserve wire system are open. The Fund, of course, cannot guarantee its NAV will always remain at $1.00 per share.


  The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

  Keep in mind that financial intermediaries may charge you fees for their services in connection with your share transactions.


How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the shares described in this prospectus to institutions and individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank placing an order to purchase shares of the Fund may open an account by calling FirstMerit Bank at 330-384-7300. Information needed to establish the account will be taken over the telephone by a FirstMerit trust representative.

Fund shares may also be purchased by telephone by certain trust customers through procedures established with FirstMerit and its affiliates. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed-upon minimum are invested automatically in the Fund.

  Purchase orders by trust customers must be received by 9:30 a.m. (Eastern time) and payment received by 3:00 p.m. (Eastern time) on the same day in order to receive Fund shares and dividends on that day.

THROUGH FIRSTMERIT SECURITIES, INC.

Individual investors and customers of FirstMerit Securities may purchase shares by calling FirstMerit Securities, Inc. at 1-800-627-1289. An account application may be opened by completing a new account application form available from FirstMerit Securities. You may also receive an application by writing to FirstMerit Securities at: P.O. Box 8612, Boston, Massachusetts 02266-8612. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805. Payment may be made by wire, a transfer from an Automated Clearing House (ACH) member institution, federal funds, or by sending a check.

By Wire

Purchase orders by wire must be received by 9:30 a.m. (Eastern time) and payment received by 3:00 p.m. (Eastern time) on the same day in order to receive Fund shares and dividends on that day.

By Automated Clearing House (ACH)

Purchase orders for which payment will be made via ACH must be received by 3:00 p.m. (Eastern time) in order to receive Fund shares and dividends on the next business day. This purchase option can be established by completing the appropriate sections of the account application.

By Mail

You may also purchase Fund shares by mailing a check and a completed account application to FirstMerit Securities at P.O. Box 8612, Boston, Massachusetts 02266-8612. Purchases by check are considered received after the payment by check is converted into federal funds and is received by the Fund. You will receive Fund shares and dividends on the day the federal funds are received.

Through an Exchange

You may purchase shares through an exchange from the Newpoint Equity Fund. See "Exchange Privileges" below for more information.

Systematic Investment Program

Shareholders who are individual investors and have opened an account may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from your checking account or by transfer via ACH and invested in Fund shares. You may apply for this participation in this program through FirstMerit Securities.

How to Redeem Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank may redeem Fund shares by telephoning FirstMerit Bank at 330-384-7300. If your redemption order is received by 9:30 a.m. (Eastern time) redemption proceeds will be sent to you on the same day. You will not, however, receive dividends for that day.

THROUGH FIRSTMERIT SECURITIES, INC.

By Phone

Individual investors and customers of FirstMerit Securities may redeem shares by calling FirstMerit Securities at 1-800-627-1289. You may redeem shares by telephone once you have completed the appropriate authorization form for telephone transactions. If you are requesting a redemption via electronic transfer to your account with an ACH member institution, you must call by 3:00 p.m. (Eastern time) in order to receive the redemption amount based on that day's NAV.

By Mail

You may redeem shares by sending a written request to FirstMerit Securities. Call FirstMerit Securities for specific instructions before redeeming by mail. You will be asked to provide in the request your name, the Fund's name, your account number, and the share or dollar amount requested. Your redemption request will be processed on the day your request is received by the Fund in proper form. Dividends are paid up to and including the day such request is processed.

CHECKWRITING PRIVILEGES

At your request, the transfer agent will establish a checking account for redeeming shares. For further information, contact FirstMerit Securities.

  With a Fund checking account, shares may be redeemed simply by writing a check for $50 or more. The redemption will be made at the NAV on the date that the check is presented to the Fund. A check may not be written to close an account. If you wish to redeem shares and have the proceeds available, a check may be written and negotiated through your bank. Checks should never be sent directly to the transfer agent or State Street Bank and Trust Company to redeem shares. Canceled checks are sent to you each month upon request.

PAYMENT OPTIONS

Your redemption proceeds will typically be mailed by check to your address of record. However, the following payment options are available if you complete the appropriate authorization form. These payment options require a signature guarantee if they were not established prior to redeeming shares:

 .   an electronic transfer to your depositary account at an ACH member institution; or

 .   wire payment to your account at a domestic commercial bank that is a
    Federal Reserve System member.

SYSTEMATIC WITHDRAWAL/
EXCHANGE PROGRAM

You may automatically redeem or exchange shares in a minimum amount of $100 on a regular basis. To participate in this program, you must complete the appropriate form available from FirstMerit Securities. Your account value must have a value of at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered to be yield or income.

LIMITATIONS OF REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .   to allow your purchase payment to clear;
 .   during periods of market volatility; or

 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

 .   your redemption is to be sent to an address other than the address of record;

 .   your redemption is to be sent to an address of record that was changed within the last thirty days; or

 .   a redemption is payable to someone other than the shareholder(s) of record.
 .   your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

  Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Purchases and Redemptions Through Exchanges

You may purchase or redeem Fund shares through an exchange with New point Equity Fund. Trust customers should call FirstMerit Bank and all investors should call or write to FirstMerit Securities. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have a common owner. Your exchange request must be received by 3:30 p.m. (Eastern time) in order for shares to be exchanged at that day's NAV.

  In addition, shares of the Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by FirstMerit Bank (Federated Funds). For further information on the availability of Federated Funds for exchanges of further information about the exchange privilege, call FirstMerit Securities, Inc. at 1-800-627-1289. Both accounts must have a common owner.

To do this, you must:

 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. You may also be subject to a sales charge by the fund into which you are exchanging. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other funds.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If your payment for share purchases is received by 3:00 p.m., you will begin to earn dividends the following day.

  In addition, the Fund pays capital gains, if any, at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. Fund distributions are expected to be primarily dividends.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.

Dividends are taxable as ordinary income, capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

  Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, FirstMerit Bank, N.A. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 121 South Main Street, Akron, Ohio 44308-1440.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary reimbursement of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

ADVISER'S BACKGROUND

FirstMerit Bank, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. (formerly known as "First Bancorporation of Ohio"). Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

As of December 31, 1998, the Trust Division of FirstMerit Bank had approximately $4 billion in assets under administration, of which it had investment discretion over $2.5 billion. FirstMerit Bank has served as the Fund's investment adviser since the Fund's inception.

  As part of its regular banking operations, FirstMerit Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of FirstMerit Bank. The lending relationship will not be a factor in the selection of securities.

Year 2000 Statement

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the Fund's financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

  This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Auditors on page 17.



Year Ended November 30                                     1998             1997           1996             1995          1994/1/
Net Asset Value, Beginning of Period                   $   1.00         $   1.00        $  1.00          $  1.00        $  1.00
Income from Investment Operations:

Net investment income                                      0.05             0.05           0.05             0.05           0.03
Less Distributions:
Distributions from net investment income                  (0.05)           (0.05)         (0.05)           (0.05)         (0.03)
Net Asset Value, End of Period                         $   1.00         $   1.00        $  1.00          $  1.00        $  1.00
Total Return/2/                                            4.92%            4.93%          4.83%            5.24%          3.25%

Ratios to Average Net Assets:

Expenses                                                   0.60%            0.60%          0.63%            0.74%          0.77%
Net investment income                                      4.82%            4.84%          4.73%            5.12%          3.24%
Expense waiver/reimbursement/3/                            0.20%            0.20%          0.20%            0.20%          0.20%
Supplemental Data:

Net assets, end of period (000 omitted)                $134,989         $123,165        $85,230          $99,674        $63,868


1 As of February 4, 1994, Investment Shares were no longer offered and ceased to exist. Prior to that date, the Fund had offered two classes of shares known as Trust Shares and Investment Shares.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

NOVEMBER 30, 1998



Principal                                                                        Value
Amount

                             U.S. GOVERNMENT AGENCIES--111.6%
                        Federal Farm Credit Bank Discount Notes--22.1%

$  30,000,000        /1/4.89% - 5.37%, 12/1/1998 - 3/29/1999                 $  29,810,217
                        Federal Farm Credit Bank--29.6%
   40,000,000           5.48% - 5.54%, 12/1/1998 - 6/1/1999                     40,004,703
                        Federal Home Loan Bank System Notes--59.9%
   81,325,000        /1/4.91% - 5.15%, 12/1/1998 - 4/14/1999                    80,890,321
                        TOTAL U.S. GOVERNMENT AGENCIES                         150,705,241
                     /2/TOTAL INVESTMENTS (AT AMORTIZED COST)                $ 150,705,241


1    Discount rate at time of purchase.
2    Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of net assets ($134,989,087) at November 30, 1998.
     See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1998



Assets:
Total investments in securities, at amortized cost and value                                 $   150,705,241
Cash                                                                                                   7,242
Income receivable                                                                                    433,235
 TOTAL ASSETS                                                                                    151,145,718
Liabilities:
Payable for investments purchased                                      $ 15,000,000
Payable for shares redeemed                                                 887,643
Income distribution payable                                                 248,857
Accrued expenses                                                             20,131
 TOTAL LIABILITIES                                                                                16,156,631
Net Assets for 134,989,087 shares outstanding                                                $   134,989,087
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

($134,989,087 / 134,989,087 shares outstanding)                                                        $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1998




Investment Income:
Interest                                                                                               $ 6,502,310

Expenses:

Investment advisory fee                                                            $  600,375
Administrative personnel and services fee                                             180,112
Custodian fees                                                                         12,554
Transfer and dividend disbursing agent fees and expenses                               72,877
Directors'/Trustees' fees                                                               7,643
Auditing fees                                                                          12,764
Legal fees                                                                              2,378
Portfolio accounting fees                                                              40,670
Share registration costs                                                               15,595
Printing and postage                                                                    9,501
Insurance premiums                                                                      2,909
Miscellaneous                                                                           6,581
 TOTAL EXPENSES                                                                       963,959
Waiver:
Waiver of investment advisory fee                            $   (240,150)
Net expenses                                                                                               723,809
Net investment income                                                                                  $ 5,778,501

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




Year Ended November 30                                                                   1998                       1997
Increase (Decrease) in Net Assets:
Operations:

Net investment income                                                             $     5,778,501             $    4,796,842
Distributions to Shareholders:
Distributions from net investment income                                               (5,778,501)                (4,796,842)
Share Transactions:

Proceeds from sale of shares                                                          237,093,604                300,466,050
Net asset value of shares issued to shareholders in payment of distributions            2,832,030                  2,098,311
 declared

Cost of shares redeemed                                                              (228,101,846)              (264,629,137)
Change in net assets resulting from share transactions                                 11,823,788                 37,935,224
 CHANGE IN NET ASSETS                                                                  11,823,788                 37,935,224
Net Assets:
Beginning of period                                                                   123,165,299                 85,230,075
End of period                                                                     $   134,989,087             $  123,165,299


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

ORGANIZATION

NOVEMBER 30, 1998

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Newpoint Government Money Market Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1998, capital paid-in aggregated $134,989,087.

 Transactions in shares were as follows:




Year Ended November 30                                                                   1998               1997
Shares sold                                                                           237,093,604        300,466,050
Shares issued to shareholders in payment of distributions declared                      2,832,030          2,098,311
Shares redeemed                                                                      (228,101,846)      (264,629,137)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                          11,823,788         37,935,224


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

FirstMerit Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

  The Adviser may voluntary choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF NEWPOINT FUNDS
(NEWPOINT GOVERNMENT MONEY MARKET FUND AND NEWPOINT EQUITY FUND):

We have audited the accompanying statement of assets and liabilities of Newpoint Government Money Market Fund, (an investment portfolio of Newpoint Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Newpoint Government Money Market Fund, an investment portfolio of Newpoint Funds, as of November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Boston, Massachusetts
January 15, 1999

Newpoint
Government
Money Market
Fund

A Portfolio of Newpoint Funds

JANUARY 31, 1999

A Statement of Additional Information (SAI) dated January 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. To obtain the SAI, annual and semi-annual report, and other information without charge call FirstMerit Securities, Inc. or the Fund at 1-800-627-1289.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Newpoint Government Money Market Fund
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6224
Cusip 735686107

0121703a (1/99)



              STATEMENT OF ADDITIONAL INFORMATION JANUARY 31, 1999




     NEWPOINT GOVERNMENT MONEY MARKET FUND
     (A PORTFOLIO OF NEWPOINT FUNDS)

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Newpoint Government Money Market Fund dated January 31, 1999. Obtain the prospectus without charge by calling 1-800-627-1289.

                                            CONTENTS

How is the Fund Organized?                        1
Securities in Which the Fund Invests                     1
What do Shares Cost?                       5
Massachusetts Partnership Law                     5
Account and Share Information                     5
Tax Information                                   5
Who Manages and Provides Services to the Fund?           6
How Does the Fund Measure Performance?            10
Addresses




     Federated Securities Corp., Distributor, subsidiary of Federated Investors

     CUSIP 735686107

     0121703B (1/99)

HOW IS THE FUND ORGANIZED?


     The Fund is a diversified portfolio of Newpoint Funds (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on November 12, 1990. The Trust changed its name from "Portage Funds" to "Newpoint Funds" on January 31, 1995. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

SECURITIES IN WHICH THE FUND INVESTS


     Following is a table that indicates which types of securities or investment techniques are a:

o       P = PRINCIPAL investment of the Fund; (shaded in chart)
o       A = ACCEPTABLE (but not principal) investment of the Fund

-------------------------------------- -----------

-------------------------------------- -----------
--------------------------------------- ----------
BORROWING                               A

---------------------------------------
--------------------------------------- ----------
ILLIQUID AND RESTRICTED SECURITIES      A

---------------------------------------
--------------------------------------- ----------
LENDING OF PORTFOLIO SECURITIES         A

---------------------------------------
--------------------------------------- ----------
REPURCHASE AGREEMENTS                   A

--------------------------------------- ----------
--------------------------------------- ----------
REVERSE REPURCHASE AGREEMENTS           A

--------------------------------------- ----------
--------------------------------------- ----------
SECURITIES OF OTHER INVESTMENT          A
COMPANIES

---------------------------------------
--------------------------------------- ----------
US GOVERNMENT SECURITIES                P

--------------------------------------- ----------
--------------------------------------- ----------
WHEN-ISSUED AND DELAYED DELIVERY        A
TRANSACTIONS

--------------------------------------- ----------

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

     BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

     ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are those that cannot readily be sold within seven days. Restricted securities are securities that have restrictions with respect to their resale. Generally, the restrictions are on whom or to what type of entity they can be sold. Often, issuers of securities may not want to register them with the SEC, so they will sell them to a specific class of investors under Rule 144A or Regulation D of the Securities Act of 1933. Purchasers of these "private placements" must be institutional investors (mutual funds, insurance companies, etc.), and there may be minimum purchase amounts. The reason 144A securities may be "illiquid" is that a fund that purchases them cannot just sell them on the open market - they must find another qualified institutional buyer to purchase the security under Rule 144A.

     However, not all restricted securities are "illiquid". The SEC permits a fund's board to make a determination that certain 144A securities or Section 4(2) paper issues are liquid. Conversely, not all illiquid securities are restricted.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

     LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

     Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

     U.S. GOVERNMENT SECURITIES. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

     Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

     Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

     The Fund may purchase variable rate U.S. government securities upon the determination by the Board that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

INVESTMENT LIMITATIONS

     SELLING SHORT AND BUYING ON MARGIN. The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

     ISSUING SENIOR SECURITIES AND BORROWING MONEY. The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

     RESTRICTED SECURITIES. The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933 except for certain restricted securities which meet criteria for liquidity as established by the Trustees.

     PLEDGING ASSETS. The Fund will not mortgage, pledge or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.

     UNDERWRITING. The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     INVESTING IN REAL ESTATE. The Fund will not buy or sell real estate although it may invest in securities secured by real estate or interests in real estate.

     INVESTING IN COMMODITIES. The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

     LENDING CASH OR SECURITIES. The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by its investment objective, policies and limitations or the Trust's Declaration of Trust.

     CONCENTRATION. The Fund will not invest more than 25% of the value of its total assets in any one industry (other than cash or cash items, and securities issued by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such securities).

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

     INVESTING IN ILLIQUID SECURITIES. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and certain restricted securities determined by the Trustees not to be liquid.

     DEALING IN PUTS AND CALLS. The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.

     INVESTING IN MINERALS. The Fund will not purchase or sell, oil, gas, or other mineral exploration or development programs, or leases.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund did not borrow money, issue senior securities, or pledge securities in excess of 5% of the value of its net assets in the last fiscal year and has no present intent to do so in the coming fiscal year.

REGULATORY COMPLIANCE

     The Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, (the "ICA"). In particular, the Fund will comply with the various requirements of SEC Rule 2a-7 under the ICA which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of a fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by the rating agencies, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

WHAT DO SHARES COST?


     Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "How to Purchase Shares."

     It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. FirstMerit Bank and Federated Shareholder Services Company act as the shareholder's agent in depositing checks and converting them to federal funds.

MASSACHUSETTS PARTNERSHIP LAW


     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

     In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

     Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

     As of January 4, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding shares: SEI Trust Company, Oaks, Pennsylvania, owned approximately 73,554,716.81 (53.76%) shares; FirstMerit Bank, Akron, Ohio, owned approximately 19,583,280.71 (14.31%) shares; and Citizens National Bank, Canton, Ohio, owned approximately 7,080,890.57 (5.18%) shares.

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

     As of January 4, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.
TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolio will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and the total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of two funds.

     An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



------------------------                                                      AGGREGATE
NAME                                                                          COMPENSATION
BIRTHDATE                    PRINCIPAL OCCUPATIONS                            FROM
ADDRESS                      FOR PAST 5 YEARS                                 [TRUST/
POSITION WITH TRUST                                                           CORPORATION]
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;
Federated Investors          Chairman and Director, Federated Investors,
Tower                        Inc.; Chairman and Trustee, Federated
1001 Liberty Avenue          Advisers, Federated Management, and
Pittsburgh, PA               Federated Research; Chairman and Director,
CHAIRMAN AND TRUSTEE         Federated Research Corp., and Federated
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------

THOMAS G. BIGLEY             Director or Trustee of the Federated Fund            $589.13
Birthdate: February 3,       Complex; Director, Member of Executive
1934                         Committee, Children's Hospital of
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,
TRUSTEE                      Inc.; Director, Member of Executive
                             Committee, University of Pittsburgh.

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund            $648.13
Birthdate: June 23, 1937     Complex; President, Investment Properties
Wood/IPC Commercial          Corporation; Senior Vice President,
Dept.                        John R. Wood and Associates, Inc.,
John R. Wood                 Realtors; Partner or Trustee in private
Associates, Inc.             real estate ventures in Southwest Florida;
Realtors                     formerly: President, Naples Property
3255 Tamiami Trial           Management, Inc. and Northgate Village
North Naples, FL             Development Corporation.
TRUSTEE

-------------------------

-------------------------
WILLIAM J. COPELAND          Director or Trustee of the Federated Fund            $648.13
Birthdate: July 4, 1918      Complex; Director and Member of the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC
TRUSTEE                      Bank, N.A., and PNC Bank Corp.; Director,

                             Ryan Homes, Inc.

                             Retired: Director, United Refinery;
                             Director, Forbes Fund; Chairman, Pittsburgh
                             Foundation; Chairman, Pittsburgh Civic

                             Light Opera.

-------------------------
JAMES E. DOWD, ESQ.          Director or Trustee of the Federated Fund            $648.13
Birthdate: May 18, 1922      Complex; Attorney-at-law; Director, The
571 Hayward Mill Road        Emerging Germany Fund, Inc. Retired:
Concord, MA                  President, Boston Stock Exchange, Inc.;
TRUSTEE                      Regional Administrator, United States

                             Securities and Exchange Commission.

-------------------------

LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund            $589.13
Birthdate: October 11,       Complex; Professor of Medicine, University
1932                         of Pittsburgh; Medical Director, University
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;
Suite 1111                   Hematologist, Oncologist, and Internist,
Pittsburgh, PA               Presbyterian and Montefiore Hospitals;
TRUSTEE                      Member, National Board of Trustees,
                             Leukemia Society of America.

-------------------------

EDWARD L. FLAHERTY,          Director or Trustee of the Federated Fund            $648.13
JR., ESQ. #                  Complex; Attorney, of Counsel, Miller,

Birthdate: June 18, 1924     Ament, Henny & Kochuba; Director, Eat'N
Miller, Ament, Henny &       Park Restaurants, Inc.; formerly: Counsel,
Kochuba                      Horizon Financial, F.A., Western Region;
205 Ross Street              Partner, Meyer and Flaherty.

Pittsburgh, PA

TRUSTEE

-------------------------

PETER E. MADDEN              Director or Trustee of the Federated Fund            $589.13
Birthdate: March 16,         Complex; formerly: Representative,
1942                         Commonwealth of Massachusetts General
One Royal Palm Way           Court; President, State Street Bank and
100 Royal Palm Way           Trust Company and State Street Corporation.
Palm Beach, FL

TRUSTEE                      Retired: Director, VISA USA and VISA
                             International; Chairman and Director,
                             Massachusetts Bankers Association;
                             Director, Depository Trust Corporation.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund            $589.13
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne
Birthdate: December 20,      University; Consulting Partner, Mollica &
1932                         Murray.
President, Duquesne

University                   Retired: Dean and Professor of Law,
Pittsburgh, PA               University of Pittsburgh School of Law;
TRUSTEE                      Dean and Professor of Law, Villanova

                             University School of Law.

-------------------------
WESLEY W. POSVAR             Director or Trustee of the Federated Fund            $589.13
Birthdate: September         Complex; President, World Society of
14, 1925                     Ekistics, Athens; Professor, International
1202 Cathedral of            Politics; Management Consultant; Trustee,
Learning                     Carnegie Endowment for International Peace,
University of Pittsburgh     RAND Corporation, Online Computer Library
Pittsburgh, PA               Center, Inc., National Defense University
TRUSTEE                      and U.S. Space Foundation; President
                             Emeritus, University of Pittsburgh;
                             Founding Chairman, National Advisory
                             Council for Environmental Policy and
                             Technology, Federal Emergency Management
                             Advisory Board and Czech Management Center,

                             Prague.

                             Retired: Professor, United States Military
                             Academy; Professor, United States Air Force

                             Academy.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund            $589.13
Birthdate: June 21, 1935     Complex; Public

4905 Bayard Street           Relations/Marketing/Conference Planning.
Pittsburgh, PA
TRUSTEE                      Retired: National Spokesperson, Aluminum

                             Company of America; business owner.

-------------------------

-------------------------
J. CHRISTOPHER DONAHUE+*     President or Executive Vice President of                  $0
Birthdate: April 11,         the Federated Fund Complex; Director or
1949                         Trustee of some of the Funds in the
Federated Investors          Federated Fund Complex; President and
Tower                        Director, Federated Investors, Inc.;
1001 Liberty Avenue          President and Trustee, Federated Advisers,
Pittsburgh, PA               Federated Management, and Federated
EXECUTIVE VICE               Research; President and Director, Federated
PRESIDENT AND TRUSTEE        Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES*          Trustee or Director of some of the Funds in               $0
Birthdate: October 22,       the Federated Fund Complex; President,
1930                         Executive Vice President and Treasurer of
Federated Investors          some of the Funds in the Federated Fund
Tower                        Complex; Vice Chairman, Federated
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated
Pittsburgh, PA               Advisers, Federated Management, Federated
PRESIDENT, TREASURER         Research, Federated Research Corp.,
AND TRUSTEE                  Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0
Birthdate: October 26,       the Federated Fund Complex; Executive Vice
1938                         President, Secretary, and Director,
Federated Investors          Federated Investors, Inc.; Trustee,
Tower                        Federated Advisers, Federated Management,
1001 Liberty Avenue          and Federated Research; Director, Federated
Pittsburgh, PA               Research Corp. and Federated Global
EXECUTIVE VICE PRESIDENT     Research Corp.; Director, Federated

                             Services Company; Director, Federated
                             Securities Corp.

-------------------------

-------------------------
RICHARD B. FISHER*           President or Vice President of some of the                $0
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;

Federated Investors          Director or Trustee of some of the Funds in

Tower                        the Federated Fund Complex; Executive Vice
1001 Liberty Avenue          President, Federated Investors, Inc.;
Pittsburgh, PA               Chairman and Director, Federated Securities

TRUSTEE                      Corp.

-------------------------

C. CHRISTINE THOMSON         Vice President and Assistant Treasurer of                 $0
Birthdate: September 1,      some of the Federated funds.
1957
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT AND
ASSISTANT TREASURER

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

     The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

     RESEARCH SERVICES. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED

FEE                     --------FUNDS

0.150 of 1%                     on the first $250 million
-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------

     The administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

-------------------------------           11/30/98     11/30/97    11/30/96
FOR THE YEARS ENDED NOVEMBER 30

Advisory Fee Earned                       $600,375     $495,323    $435,274
--------------------------------
Advisory Fee Reduction                    $240,150     $198,130    $174,100
--------------------------------
Administrative Fee                        $180,112     $148,597    $130,582
--------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

     Total returns given for the one-year, five-year and since inception periods ended November 30, 1998.

Yield given for the 7-day period ended November 30, 1998.

                        7 -DAY PERIOD    1 YEAR   5 YEAR   SINCE INCEPTION ON
                                                            MARCH 11, 1991
Total Return           N/A               4.92%    4.63%           4.28%
Yield                  4.42%             N/A      N/A             N/A
Effective Yield        4.51%             N/A      N/A             N/A


HOW DOES THE FUND MEASURE PERFORMANCE?


     The Fund may advertise share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

     The yield of shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

     The yield and effective yield do not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     LIPPER ANALYTICAL SERVICES, INC. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

     DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES, for example, is a weekly quote of the average daily offering for selected federal agency issues maturing in 30 days.

     SALOMAN 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

ADDRESSES


NEWPOINT GOVERNMENT MONEY MARKET FUND

                                         Federated Investors Funds
                                         5800 Corporate Drive
                                         Pittsburgh, Pennsylvania 15237-7010


Administrator

FEDERATED ADMINISTRATIVE SERVICES.       Federated Investors Tower
                                         1001 Liberty Avenue,
                                         Pittsburgh, Pennsylvania 15222-3779


Distributor

FEDERATED SECURITIES CORP.               Federated Investors Tower
                                         1001 Liberty Avenue,
                                         Pittsburgh, Pennsylvania 15222-3779


Investment Adviser

FIRSTMERIT BANK, N.A.                    121 South Main Street
                                         Akron, Ohio 44208-1440


Custodian

STATE STREET BANK AND TRUST COMPANY      P.O. Box 8600
                                         Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
FEDERATED SHAREHOLDER SERVICES COMPANY    P.O. Box 8600
                                          Boston, Massachusetts 02266-8600

Independent Public Accountants

ARTHUR ANDERSEN LLP                            2100 One PPG Place
                                               Pittsburgh, Pennsylvania 15222









PART C.      OTHER INFORMATION.
Item 23.       EXHIBITS:

            (a)    Copy of Declaration of Trust of the Registrant; (1)

                   (i)     Amendment No. 1 to Declaration of Trust
                           dated November 12, 1990; (2)
                   (ii)    Conformed Copy of Amendment No. 2 to
                           Declaration of Trust dated
                           November 12, 1990; (6)
                   (iii)   Conformed Copy of Amendment No. 3 to
                           Declaration of Trust dated November 12, 1990; (6)
                   (iv) Conformed Copy of Amendment No. 4 to Declaration of Trust dated November 12, 1990;(7)

            (b)    Copy of By-Laws of the Registrant; (1)

(i)     Copy of Amendment No. 1 to By-Laws; (9)
(ii)    Copy of Amendment No. 2 to By-Laws;+
(iii)   Copy of Amendment No. 3 to By-Laws;+
(iv)    Copy of Amendment No. 4 to By-Laws;+

                      (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (6)
                      (d)    Conformed Copy of Investment Advisory Contract of
                              the Registrant; (8)

                             (i) Conformed Copy of Exhibit B to Investment Advisory Contract of the Registrant to add Portage Equity Fund to the present Investment Advisory Contract; (6)

                      (e)    (i)     Conformed Copy of Distributor's Contract
                                     of the Registrant; (8)
                             (ii)    Conformed Copy of Exhibit to Distributor's
                                     Contract of the Registrant; (6)
                             (iii)   Conformed Copy of Administrative Services
                                     Agreement; (6)

                      (f)    Not applicable;

------------------------------


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 26, 1990 (File Nos. 33-37993 and 811-6224).

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed January 4, 1991 (File Nos. 33-37993 and 811-6224).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 27, 1994 (File Nos. 33-37993 and 811-6224).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 27, 1995 (File Nos. 33-37993 and 811-6224).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 21, 1997 (File Nos. 33-37993 and 811-6224).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed January 23, 1998 (File Nos. 33-37993 and 811-6224).

(g)    Conformed copy of Custodian Agreement of the Registrant; (5)
       (i)     Copy of Custody Fee Schedule; (9)

(h)    Conformed copy of Transfer Agency and Service Agreement of the
       Registrant; (5)
       (i) Conformed copy of Amendment Number 1 to Transfer Agency and Service Agreement; (5)
       (ii)    Conformed Copy of Shareholder Services Plan; (6)
       (iii)   Copy of Shareholder Services Contract; (6)
       (iv)    Copy of Shareholder Services Agreement; (6)
       (v) Conformed Copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (7)

(i) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (8)
(j)    Conformed copy of Consent of Independent Auditors;+;
(k)    Not applicable;
(l)    Conformed Copy of Initial Capital  Understanding; (2)
(m)    (i)     Conformed Copy of Distribution Plan; (6)
       (ii)    Copy of Sales Agreement; (6)
       (iii)   Copy of 12b-1 Agreement; (6)

(n)    Copy of Schedule for Computation of Fund Performance Data; (7)
(o)    Not Applicable;
(p)    Conformed Copy of Power of Attorney. +

--------

+      All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed January 4, 1991 (File Nos. 33-37993 and 811-6224).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 27, 1994 (File Nos. 33-37993 and 811-6224).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 27, 1995 (File Nos. 33-37993 and 811-6224).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 21, 1997 (File Nos. 33-37993 and 811-6224).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed January 23, 1998 (File Nos. 33-37993 and 811-6224).

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

               None

Item 25.       INDEMNIFICATION: (3)

Item 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

(a) FirstMerit Bank, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

     As of December 31, 1998 the trust division of FirstMerit Bank had approximately $4 billion under administration of which it had investment discretion over $2.5 billion.

     The principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with FirstMerit Bank.


                                                            Other Substantial

                                 Position with              Business, Profession,

NAME                              THE ADVISER               VOCATION OR EMPLOYMENT
John R. Cochran                  President & Chief
                                 Executive Officer

Jack R. Gravo                    Executive Vice President
                                 & Chief Financial Officer

John R. Masco                    Regional President

George P. Paidas                 Regional President

William G. Lamb                  Community President

Robert W. Carpenter              Executive Vice President

Richard G. Norton                Executive Vice President

Gregory R. Bean                  Sr. Vice President & Senior
                                 Trust Officer

Terry E. Patton                  Secretary

Brad L. Tolstedt                 Executive Vice President

Daniel K. McGill                 Sr. Vice President

                                                                                  Directors

John R. Cochran                  Bruce M. Kephart             Robert P. Brecht

John R. Masco                    George P. Paidas             William E. Stansifer

Carrie L. Tolstedt               Jack R. Gravo                Christopher J. Maurer

Terry E. Patton


ITEM 27.       PRINCIPAL UNDERWRITERS:

     (a)....Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard B. Fisher                   Director, Chairman, Chief              Vice President
Federated Investors Tower           Executive Officer, Chief

Pittsburgh, PA 15222-3779           Operating Officer, Asst.
                                    Secretary and Asst.
                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               President,
Federated Investors Tower           President, Federated,                  Treasurer and
Pittsburgh, PA 15222-3779           Securities Corp.                       Trustee

Thomas R. Donahue                   Director, Assistant Secretary                --
Federated Investors Tower           and Assistant Treasurer
Pittsburgh, PA 15222-3779           Federated Securities Corp.

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Byron F. Bowman                     Vice President, Secretary,                   --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Gonzales                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian G. Kelly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Charlene H. Jennings                Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.

Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31-a through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant

Newpoint Funds Federated Investors Tower

                                                          Pittsburgh, PA  15222-3779
Federated Shareholder Services Company                    Federated Investors Tower
("Transfer Agent, Dividend                                Pittsburgh, PA  15222-3779
Disbursing Agent and

Portfolio Recordkeeper")

Federated Administrative Services                         Federated Investors Tower
("Administrator")                                         Pittsburgh, PA  15222-3779

FirstMerit Bank, N.A.                                     121 South Main Street
("Adviser")                                               Akron, Ohio  44308-1444

State Street Bank & Trust Co.                             P.O. Box 1713
("Custodian")  Boston, Massachusetts 02105

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16
(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEWPOINT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of January, 1999.

                                 NEWPOINT FUNDS

                      BY: /s/ C. Todd Gibson
                      C. Todd Gibson, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      January 27, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                           TITLE                  DATE
     ----                           -----                  ----
By:  /s/C. Todd Gibson              Attorney in Fact       January 27, 1999
     C. Todd Gibson                 For the Persons
     ASSISTANT SECRETARY            Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Trustee
                                         (Chief Executive Officer)

Edward C. Gonzales*                      President, Treasurer and
                                         Trustee (Principal Financial
                                         and Accounting Officer)

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

William J. Copeland*                     Trustee

J. Christopher Donahue                   Trustee

James E. Dowd*                           Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Edward L. Flaherty, Jr.*                 Trustee

Peter E. Madden*                         Trustee

John E. Murray, Jr.*                     Trustee

Wesley W. Posvar*                        Trustee

Marjorie P. Smuts*                       Trustee

* By Power of Attorney